FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  3/31/01

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	4/20/01

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         83 data records

Form 13F Information Table Value Total:         111,425 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104      108    18850 SH       SOLE                     1450             17400
AOL Time Warner                COM              00184A105     2644    65862 SH       SOLE                    10150             55712
AT & T Corp.                   COM              001957109     1531    71883 SH       SOLE                     3600             68283
AT&T Corp - Liberty Media-A    COM              001957208      293    20908 SH       SOLE                     1700             19208
Abbott Laboratories            COM              002824100      951    20155 SH       SOLE                     3400             16755
Allstate                       COM              020002101     2358    56212 SH       SOLE                     7562             48650
American Express Co.           COM              025816109      506    12260 SH       SOLE                      300             11960
American Home Products         COM              026609107     5794    98627 SH       SOLE                    10900             87727
American Power Conversion      COM              029066107      598    46400 SH       SOLE                    13200             33200
Amgen                          COM              031162100     3209    53323 SH       SOLE                     6150             47173
Apogent Technologies           COM              03760A101     2793   138000 SH       SOLE                    18100            119900
Ariba Inc.                     COM              04033V104      319    40365 SH       SOLE                     6650             33715
Bank One Corp                  COM              06423A103      257     7100 SH       SOLE                     1000              6100
Becton Dickinson & Company     COM              075887109      240     6800 SH       SOLE                     1700              5100
Bellsouth Corp.                COM              079860102      306     7470 SH       SOLE                                       7470
Bemis Co., Inc.                COM              081437105      592    17900 SH       SOLE                     1400             16500
Biogen Inc.                    COM              090597105     1222    19300 SH       SOLE                     1750             17550
Biomet, Inc.                   COM              090613100      290     7350 SH       SOLE                      600              6750
Boston Scientific Corp.        COM              101137107     1454    72030 SH       SOLE                    11000             61030
Bristol-Myers Squibb Co.       COM              110122108     1326    22322 SH       SOLE                     1700             20622
Cabletron Systems              COM              126920107      362    28075 SH       SOLE                     1000             27075
Cambridge Technology           COM              132524109       68    18250 SH       SOLE                     1800             16450
Cardinal Health                COM              14149Y108      458     4730 SH       SOLE                                       4730
Cisco Systems, Inc.            COM              17275R102      531    33589 SH       SOLE                     6300             27289
Citigroup, Inc.                COM              172967101     1787    39721 SH       SOLE                     1228             38493
Comerica, Inc.                 COM              200340107      323     5248 SH       SOLE                                       5248
Computer Associates Int'l      COM              204912109      498    18300 SH       SOLE                     2200             16100
Compuware Corp.                COM              205638109      973    99835 SH       SOLE                    12200             87635
Deutsche Telekom AG            COM              251566105      262    11300 SH       SOLE                     2700              8600
Elan Corp  plc ADR             COM              284131208     7773   148775 SH       SOLE                    17300            131475
Electronic Data Systems Corp.  COM              285661104      390     6985 SH       SOLE                      300              6685
Emerson Electric Co.           COM              291011104     3495    56375 SH       SOLE                     4700             51675
Exxon Mobil Corp.              COM              30231G102      472     5829 SH       SOLE                                       5829
Fannie Mae                     COM              313586109     5196    65275 SH       SOLE                     7850             57425
Fiserv Inc.                    COM              337738108      330     7375 SH       SOLE                                       7375
General Electric               COM              369604103     1772    42340 SH       SOLE                     4500             37840
General Motors Cl. H           COM              370442832     2958   151700 SH       SOLE                    20425            131275
Global Crossing Ltd.           COM              G3921A100     1459   108155 SH       SOLE                    21250             86905
Hewlett-Packard                COM              428236103     1845    59011 SH       SOLE                     4360             54651
Honeywell Int'l                COM              438516106      459    11250 SH       SOLE                                      11250
Hospitality Properties Trust   COM              44106M102     1205    45650 SH       SOLE                     3600             42050
IBM Corp.                      COM              459200101     5804    60340 SH       SOLE                     5410             54930
IHOP Corporation               COM              449623107     2070   103500 SH       SOLE                    17200             86300
JDS Uniphase Corporation       COM              46612J101      423    22950 SH       SOLE                     5800             17150
Jefferson-Pilot Corp.          COM              475070108     3213    47325 SH       SOLE                     5400             41925
Johnson & Johnson              COM              478160104      697     7970 SH       SOLE                      650              7320
Kimberly-Clark Corp.           COM              494368103     3870    57050 SH       SOLE                     6800             50250
Loral Space & Communications   COM              G56462107       31    14100 SH       SOLE                     1500             12600
Lucent Technologies Inc.       COM              549463107      447    44879 SH       SOLE                     5850             39029
Masco Corp.                    COM              574599106      426    17650 SH       SOLE                      800             16850
Merck & Co., Inc.              COM              589331107     1140    15015 SH       SOLE                                      15015
Micron Technology              COM              595112103      723    17400 SH       SOLE                     2600             14800
Microsoft Corp.                COM              594918104     4257    77850 SH       SOLE                     9250             68600
Modis Professional Services    COM              607830106       52    11200 SH       SOLE                     2400              8800
Motorola, Inc                  COM              620076109     1085    76077 SH       SOLE                    11430             64647
National City Corp.            COM              635405103      274    10240 SH       SOLE                                      10240
Nokia Corp. ADR 'A'            COM              654902204      599    24960 SH       SOLE                     1000             23960
Nortel Networks Corp.          COM              656568102      636    45299 SH       SOLE                    10307             34992
Oracle Corp.                   COM              68389X105      427    28500 SH       SOLE                      400             28100
Palm, Inc.                     COM              696642107      247    29411 SH       SOLE                     2149             27262
Pfizer, Inc.                   COM              717081103     3764    91905 SH       SOLE                      489             91416
Pitney Bowes                   COM              724479100     1511    43475 SH       SOLE                     5500             37975
Popular Inc.                   COM              733174106      517    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      613     9800 SH       SOLE                      700              9100
Qualcomm Inc.                  COM              747525103      294     5200 SH       SOLE                      900              4300
Qwest Communications Int'l Inc COM              749121109     3805   108547 SH       SOLE                    12510             96037
SBC Communications Inc.        COM              78387G103      441     9888 SH       SOLE                                       9888
SCI Systems                    COM              783890106      910    50000 SH       SOLE                                      50000
Schering-Plough                COM              806605101      762    20850 SH       SOLE                     1450             19400
Solectron Corp.                COM              834182107     1554    81750 SH       SOLE                    12450             69300
Sprint Corp. (FON Group)       COM              852061100      848    38558 SH       SOLE                    10650             27908
State Street Corp              COM              857477103      280     3000 SH       SOLE                                       3000
Steelcase Inc. Cl. 'A'         COM              858155203      298    24600 SH       SOLE                                      24600
Stryker Corp.                  COM              863667101      627    12000 SH       SOLE                                      12000
Sun Microsystems Inc.          COM              866810104     1261    82020 SH       SOLE                    10500             71520
Sybron Dental Specialties      COM              871142105      878    41813 SH       SOLE                     5364             36449
Synopsys, Inc.                 COM              871607107     1420    30250 SH       SOLE                     2100             28150
Textron, Inc.                  COM              883203101      657    11550 SH       SOLE                     4250              7300
Tribune Company                COM              896047107      275     6750 SH       SOLE                      900              5850
Tyco Int'l                     COM              902124106      359     8300 SH       SOLE                     1700              6600
Verizon Communications         COM              92343V104     1304    26445 SH       SOLE                     1100             25345
Viacom Class B                 COM              925524308      814    18505 SH       SOLE                     5462             13043
WorldCom, Inc.                 COM              98157d106     2406   128772 SH       SOLE                    17800            110972